Return Stacked U.S. Stocks & Futures Yield ETF
Consolidated Schedule of Investments
October 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 76.0%	Shares	Value
iShares Core S&P 500 ETF (a)	201,166	$114,914,066
TOTAL EXCHANGE TRADED FUNDS (Cost $106,727,185)		114,914,066

SHORT-TERM INVESTMENTS - 15.6%
Money Market Funds - 15.6%
First American Government Obligations Fund - Class X, 4.78% (b)	23,527,399	23,527,399
TOTAL SHORT-TERM INVESTMENTS (Cost $23,527,399)		23,527,399

TOTAL INVESTMENTS - 91.6% (Cost $130,254,584)		138,441,465
Other Assets in Excess of Liabilities - 8.4%		12,660,384
TOTAL NET ASSETS - 100.0%		$151,101,849
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Return Stacked U.S. Stocks & Futures Yield ETF
Consolidated Schedule of Futures Contracts
October 31, 2024 (Unaudited)

The Return Stacked U.S. Stocks & Futures Yield ETF & CFC had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	313	12/16/2024	$20,587,575	$(478,943)
Brent Crude Oil	93	11/29/2024	6,771,330	(197,308)
British Pound/US Dollar Cross Currency Rate	1,160	12/16/2024	93,387,250	(2,606,600)
Crude Oil	96	11/20/2024	6,648,960	(23,478)
Euro STOXX 50 Quanto Index	406	12/20/2024	21,306,945	(525,335)
Euro-Bund	376	12/06/2024	53,801,175	(1,060,584)
Long Gilt	154	12/27/2024	18,618,909	(456,683)
Nikkei 225 Index	31	12/12/2024	5,956,650	(29,058)
S&P 500 Index	58	12/20/2024	16,641,650	(262,622)
S&P/Toronto Stock Exchange 60 Index	6	12/19/2024	1,245,927	(19,820)
U.S. Treasury 10 Year Notes	338	12/19/2024	37,338,437	(640,408)
U.S. Treasury 5 Year Notes	602	12/31/2024	64,555,094	(934,590)
U.S. Treasury Long Bonds	106	12/19/2024	12,504,688	(187,277)
				$(7,422,706)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/US Dollar Cross Currency Rate	(1,606)	12/17/2024	$115,632,000	$2,633,612
Copper	(145)	12/27/2024	15,732,500	176,162
Euro/US Dollar Cross Currency Rate	(608)	12/16/2024	82,764,000	711,886
FTSE 100 Index	(108)	12/20/2024	11,284,307	201,529
German Stock Index	(37)	12/20/2024	19,232,882	338,282
Gold	(87)	12/27/2024	23,918,910	(502,956)
Japanese Yen/US Dollar Cross Currency Rate	(245)	12/16/2024	20,252,313	1,062,562
Low Sulphur Gas Oil	(129)	12/12/2024	8,620,425	(42,646)
Nasdaq 100 Index	(16)	12/20/2024	6,406,960	113,878
Natural Gas	(69)	11/26/2024	1,867,830	130,125
NY Harbor ULSD	(45)	11/29/2024	4,223,583	(67,295)
Reformulated Gasoline Blendstock	(60)	11/29/2024	4,973,976	(53,948)
Silver	(33)	12/27/2024	5,411,340	165,739
				$4,866,930
Net Unrealized Appreciation (Depreciation)				$(2,555,776)

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024:

Return Stacked U.S. Stocks & Futures Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$114,914,066	$–	$–	$114,914,066
Money Market Funds	23,527,399	–	–	23,527,399
Total Investments	$138,441,465	$–	$–	$138,441,465

Other Financial Instruments*:
Futures Contracts	$5,533,775	$–	$–	$5,533,775
Total Other Financial Instruments	$5,533,775	$–	$–	$5,533,775

Liabilities:
Other Financial Instruments*:
Futures Contracts	$(8,089,551)	$–	$–	$(8,089,551)
Total Other Financial Instruments	$(8,089,551)	$–	$–	$(8,089,551)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of October 31, 2024.